Benefit Plans, Employee Service Share-based Compensation, Aggregate Disclosures (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 857	$ 480	$ 1,200
Number of awards in prior years (in shares)				2,100,000
Weighted average strike price (in dollars per share)	$ 8.03
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	5 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	2,324,971
New options awarded (in shares)	0
Expired options (in shares)	0
Forfeited options (in shares)	0
Exercised options (in shares)	(240,930)	28,000	18,000
Ending balance (in shares)	2,084,041	2,324,971
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Ending balance (in shares)	1,674,741
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 7.34
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	0
Forfeited options (in dollars per share)	0
Exercised options (in dollars per share)	5.32
Ending balance (in dollars per share)	$ 7.57	$ 7.34
Weighted average remaining contractual life, options outstanding	4 years
Exercisable options, weighted average exercise price (in dollars per share)	$ 7.80
Weighted average remaining contractual life, exercisable outstanding	3 years 1 month 6 days
Intrinsic value of outstanding stock options	$ 2,600
Intrinsic value of vested stock options	$ 2,000
Stock Options [Member] | Maximum [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 224	$ 204	$ 325
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 610	324	352
Options maximum term	3 years
Performance Share Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 23	(48)	490
Options maximum term	3 years
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 633	276	870
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 224	204	325
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution	$ 0	0	0
Expense related to 401(k) plan	986	944	710
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	$ 1,700	$ 715	$ 1,300
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,300,000
2010 Employee Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	1,400,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000
2010 Directors Stock Option Plan [Member] | Other Equity Based Cash Settled Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	250,000